Average Annual Total Returns		12 Months Ended	21 Months Ended	22 Months Ended		35 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Money Market Portfolio | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.00%					0.00%	0.02%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Tax-Exempt Portfolio | Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.00%					0.00%	0.03%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Money Market Portfolio | Advisory Class
Prospectus [Line Items]
Average Annual Return, Percent		4.11%					3.09%	2.09%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Tax-Exempt Portfolio | Advisory Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]	0.00%					0.00%	0.03%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Money Market Portfolio | Cash Management Class
Prospectus [Line Items]
Average Annual Return, Percent		4.21%					3.18%	2.18%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Tax-Exempt Portfolio | Cash Management Class
Prospectus [Line Items]
Average Annual Return, Percent		2.47%					1.88%	1.29%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Money Market Portfolio | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[4]	0.00%					0.00%	0.03%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Tax-Exempt Portfolio | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[5]	0.00%					0.00%	0.03%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Money Market Portfolio | Participant Class
Prospectus [Line Items]
Average Annual Return, Percent		3.84%					2.91%	1.89%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Tax-Exempt Portfolio | Participant Class
Prospectus [Line Items]
Average Annual Return, Percent	[6]	0.00%					0.00%	0.02%
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Money Market Portfolio | Select Class
Prospectus [Line Items]
Average Annual Return, Percent		3.54%				4.16%
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Tax-Exempt Portfolio | Select Class
Prospectus [Line Items]
Average Annual Return, Percent		1.81%			2.10%
Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Money Market Portfolio | Wealth Class
Prospectus [Line Items]
Average Annual Return, Percent		4.37%					3.30%	2.31%
Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Tax-Exempt Portfolio | Wealth Class
Prospectus [Line Items]
Average Annual Return, Percent		2.63%					1.99%	1.41%
Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Money Market Portfolio | Wealth S Class
Prospectus [Line Items]
Average Annual Return, Percent		4.31%					3.26%	2.26%
Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Tax-Exempt Portfolio | Wealth S Class
Prospectus [Line Items]
Average Annual Return, Percent		2.58%					1.96%	1.37%
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Money Market Portfolio | Impact Partner Class
Prospectus [Line Items]
Average Annual Return, Percent		4.37%		4.79%
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Money Market Portfolio | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.37%	4.77%
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Tax-Exempt Portfolio | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		2.63%	2.91%

[1]
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 4.37%, 3.30% and 2.31%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.52%, 1.14%, 2.03%, 2.34%, 0.65%, 0.05%, 1.68%, 5.14%, 5.35% and 4.37% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. Wealth Class shares are not offered in this Prospectus. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Administrative Class. Administrative Class would have had lower returns because Investor Class has higher expenses than Wealth Class.

[2]
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 2.63%, 1.99% and 1.41%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16%, 3.24% and 2.63% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Administrative Class. Administrative Class would have had lower returns because Investor Class has higher expenses than Wealth Class.

[3]
*	The Advisory Class was fully redeemed during the month of November 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after November 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 2.63%, 1.99% and 1.41%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.01%, 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16%, 3.24% and 2.63% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Advisory Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Advisory Class. Advisory Class would have had lower returns because Advisory Class has higher expenses than Wealth Class.

[4]
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 4.37%, 3.30% and 2.31%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.52%, 1.14%, 2.03%, 2.34%, 0.65%, 0.05%, 1.68%, 5.14%, 5.35% and 4.37% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. Wealth Class shares are not offered in this Prospectus. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Investor Class. Investor Class would have had lower returns because Investor Class has higher expenses than Wealth Class.

[5]
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 2.63%, 1.99% and 1.41%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16%, 3.24% and 2.63% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Investor Class. Investor Class would have had lower returns because Investor Class has higher expenses than Wealth Class.

[6]
*	The Participant Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 2.63%, 1.99% and 1.41%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16%, 3.24% and 2.63% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Participant Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Participant Class. Participant Class would have had lower returns because Investor Class has higher expenses than Wealth Class.